Fair Value Measurement (Restated) (Details) - Schedule of Fair Value Measurements of Forward Purchase Agreement Assets - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value Measurement (Restated) (Details) - Schedule of Fair Value Measurements of Forward Purchase Agreement Assets [Line Items]
Expected term (in years)		9 years 6 months
Expected volatility		62.80%
Risk-free rate		3.90%
Expected dividend yield	0.00%
Forward Purchase Agreement [Member]
Fair Value Measurement (Restated) (Details) - Schedule of Fair Value Measurements of Forward Purchase Agreement Assets [Line Items]
Stock price (in Dollars per share)	$ 5.64
Exercise price (in Dollars per share)	$ 10.46
Expected term (in years)	1 year
Risk-free rate	5.32%
Warrant Liability [Member]
Fair Value Measurement (Restated) (Details) - Schedule of Fair Value Measurements of Forward Purchase Agreement Assets [Line Items]
Expected term (in years)		9 years 6 months
Expected volatility		62.80%
Risk-free rate		3.90%
Expected dividend yield		0.00%
Level 3 [Member]
Fair Value Measurement (Restated) (Details) - Schedule of Fair Value Measurements of Forward Purchase Agreement Assets [Line Items]
Stock price (in Dollars per share)	$ 7.02
Exercise price (in Dollars per share)	$ 11.5
Expected term (in years)	10 years
Expected volatility	48.90%